Commitments and Contingencies (Schedule of Provision for Contingencies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	$ 26,078	$ 20,139	$ 22,341
Accruals, net	28,577	37,729	26,360
Settlements	(20,554)	(24,099)	(23,556)
Reclassifications and increase of judicial deposits	(37)	(580)	(572)
Translation	2,620	(7,111)	(4,434)
Balance at end of period	36,684	26,078	20,139
Judicial Deposits [Roll Forward]
Judicial deposits, beginning of period	(5,500)	(7,935)	(7,519)
Judicial deposits, settlements	0	684	455
Judicial deposits, reclassifications	(11,458)	(863)	(1,857)
Judicial deposits, translation	(1,614)	2,614	986
Judicial deposits, end of period	(18,572)	(5,500)	(7,935)
Loss Contingency Accrual, Net of Deposits [Roll Forward]
Balance at beginning of period	20,578	12,204	14,822
Accruals, net	28,577	37,729	26,360
Settlements	(20,554)	(23,415)	(23,101)
Reclassifications and increase of judicial deposits	(11,495)	(1,443)	(2,429)
Translation	1,006	(4,497)	(3,448)
Balance at end of period	18,112	20,578	12,204
Tax Contingencies in Brazil [Member]
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	5,118	1,999	2,235
Accruals, net	7,196	4,616	14
Settlements	0	(9)	0
Reclassifications and increase of judicial deposits	0	(532)	0
Translation	998	(956)	(250)
Balance at end of period	13,312	5,118	1,999
Labor Contingencies in Brazil [Member]
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	7,013	10,360	9,484
Accruals, net	19,903	19,692	22,726
Settlements	(17,523)	(19,877)	(20,582)
Reclassifications and increase of judicial deposits	0	(26)	(29)
Translation	1,757	(3,136)	(1,239)
Balance at end of period	11,150	7,013	10,360
Other [Member]
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	13,947	7,780	10,622
Accruals, net	1,478	13,421	3,620
Settlements	(3,031)	(4,213)	(2,974)
Reclassifications and increase of judicial deposits	(37)	(22)	(543)
Translation	(135)	(3,019)	(2,945)
Balance at end of period	$ 12,222	$ 13,947	$ 7,780